Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 29 Related party transactions

During the financial year:

(a)
On November 30, 2021, 800,000 performance rights (convertible to ordinary shares on a 1:1 basis) were granted to Robert Natter, Chairman (200,000), Tony Bellas, non-executive Director (200,000), Chris Burns, CEO (200,000) and Nick Liveris, CFO (200,000). The performance rights were formally approved by shareholders at the AGM on November 30,2021. The value of each performance right was determined to be $11.95, with a vesting date of November 30, 2021. These performance rights were converted to shares on December 14, 2021. An expense of $9,560,000 has been recognized in the year ended June 30, 2022.
(b)
On November 30, 2021, the following Share rights were issued to non-executive Directors. The share rights are convertible to ordinary shares on a 1:1 basis, and vested on June 30, 2022:
a.
Tony Bellas (Director) – 66,000 share rights
b.
Andrew Liveris (Director) – 66,000 share rights
c.
Robert Cooper (Director) – 66,000 share rights
d.
Trevor St Baker (Director) – 66,000 share rights
e.
Greg Baynton (former Director) – 27,500 share rights
f.
Zhanna Golodryga (Director) – 17,549 share rights
(c)
On January 28, 2022, 1,412,000 performance rights were granted to Chris Burns as an LTI for FY2022. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2024. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions.
(d)
On January 28, 2022, 255,238 performance rights were granted to Rashda Buttar as an LTI for FY2022. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2024. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions.
(e)
On January 28, 2022, 667,831 performance rights were awarded to Nick Liveris as an LTI for FY2022. The granting and issue of the performance rights is subject to shareholder approval which will be sought at the 2022 Annual General Meeting of Shareholders and the performance rights have not been issued at June 30, 2022. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2024. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions.

During the prior financial year:

(f)
On December 14, 2020, 2,250,000 performance rights (convertible to ordinary shares on a 1:1 basis) were granted to Chris Burns, CEO (1,500,000) and Nick Liveris, CFO (750,000). The performance rights were formally approved by shareholders at the AGM on November 17, 2020. The value of each performance right was determined to be $1.06, with a vesting date of January 4, 2021 and an expiry date of June 30, 2022. An expense of $2,044,286 has been recognised in the year ended June 30, 2021.
(g)
The Group entered into a separation agreement with Philip St Baker following his resignation on September 23,2020, which included the settlement of a $1,500,000 limited resource loan. Refer note 24(j).
(h)
On March 16 ,2021 the following performance rights were exercised and converted into fully paid ordinary shares:
a.
Greg Baynton (Director) – 300,000 performance rights
b.
Chris Burns (CEO) – 1,800,000 performance rights
c.
Nicholas Liveris (CFO) – 900,000 performance rights

During the 2020 financial year:

(i) Philip St Baker was paid rent totaling $77,579 (USD$52,000), for the use of property owned by Mr St Baker in Colorado, USA. Mr St Baker’s salary has been adjusted to reflect the additional benefit Mr St Baker is receiving.

(j) 10,000,000 unsecured loan notes with a face value of $0.40 were issued to the St Baker Energy Innovation Fund, a related party of Mr St Baker. Prior to the issue of the loan notes, the St Baker Energy Innovation Fund provided the Company with a $4,000,000 short-term unsecured loan bearing interest at a rate of 10%. Following shareholder approval on 31 July 2019 for the loan notes, the short-term loan was converted to loan notes.

(k) In March 2020 the Company entered into a short-term loan agreement with the St Baker Energy Innovation Fund for $3,400,000. The loan is unsecured, interest bearing at a rate of 12.5% pa from the date of drawdown calculated on a daily basis and is repayable upon the earlier of the Company raising sufficient funds and 6 months. This loan was settled as part of the June 2020 Capital Raising.

(l) At a General Meeting of Shareholders held on 30 June 2020, Shareholders approved the issue of 67,085,100 fully paid ordinary shares to the St Baker Energy Innovation Fund at an issue price of $0.29 per share raising $19,454,679. The consideration for the shares received consisted of cash and the retirement of both convertible loan notes and short-term loans owing. Details of the Strategic Placement are set out in the table below:

	Face value of loan notes and balance of short-term loan	Interest accrued	Placement proceeds	Total	Shares issued (Number)
Loan notes redeemed	$10,000,000	$1,187,397	-	$11,187,397	38,577,232
Short-term loan repaid	3,400,000	131,575	-	3,531,575	12,177,845
Placement proceeds	-	-	4,735,707	4,735,707	16,330,023
Total	$13,400,000	$1,318,972	$4,735,707	$19,454,679	67,085,100

(m) The Group entered into short-term loan agreements with directors totaling $3,148,960. These loans were unsecured, interest bearing at a rate of 8% pa from the date of drawdown calculated on a daily basis, and were repayable upon the earlier of the Company raising sufficient funds and 6 months. These loans were settled as part of the Capital Raising.

There were no other related party transactions during the current or prior financial years. For details of disclosures relating to key management personnel, refer to Note 7.